State Street Nuveen Municipal Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
State Street Nuveen Municipal Bond ETF | State Street Nuveen Municipal Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	3.89%	2.33%	5.85%	(8.78%)